Share capital (Details 4)	3 Months Ended
	Mar. 31, 2019 $ / shares shares	Mar. 31, 2019 $ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Disclosure of classes of share capital [line items]
Exercise price		$ 4.25
Warrants
Disclosure of classes of share capital [line items]
Number of warrants outstanding | shares	21,323,418	21,323,418	22,369,718	11,856,857
Warrants | Non-Transferable Warrants $0.80 CAD - $16.00 CAD
Disclosure of classes of share capital [line items]
Weighted average contractual life	2 years 6 months 26 days
Number of warrants outstanding | shares	11,057,558	11,057,558
Warrants | Non-Transferable Warrants $0.80 CAD - $16.00 CAD | Minimum
Disclosure of classes of share capital [line items]
Exercise price	$ 0.80
Warrants | Non-Transferable Warrants $0.80 CAD - $16.00 CAD | Maximum
Disclosure of classes of share capital [line items]
Exercise price	$ 16.00
Warrants | Non-Transferable Warrants $2.00 USD - $24.00 USD
Disclosure of classes of share capital [line items]
Weighted average contractual life	4 years 4 months 24 days
Number of warrants outstanding | shares	5,764,492	5,764,492
Warrants | Non-Transferable Warrants $2.00 USD - $24.00 USD | Minimum
Disclosure of classes of share capital [line items]
Exercise price		$ 2.00
Warrants | Non-Transferable Warrants $2.00 USD - $24.00 USD | Maximum
Disclosure of classes of share capital [line items]
Exercise price		24.00
Warrants | Transferable Warrants $4.25 USD
Disclosure of classes of share capital [line items]
Exercise price		$ 4.25
Weighted average contractual life	4 years 4 months 10 days
Number of warrants outstanding | shares	4,501,368	4,501,368